PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of classes of share capital	Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,196	461,343,972	$6,092	458,380,315	$6,074	457,901,280
Conversion from RPU to LP	—	—	100	3,287,267	—	—
Unit issuance	11	343,347	12	416,225	13	338,953
Units repurchased and cancelled	—	—	(12)	(908,674)	—	—
Conversions	3	168,031	4	168,839	5	140,082
Ending balance	$6,210	461,855,350	$6,196	461,343,972	$6,092	458,380,315
Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,728	193,587,223	$2,728	193,587,223
Conversion of RPU to LP	—	—	(100)	(3,287,267)	—	—
Ending balance	$2,628	190,299,956	$2,628	190,299,956	$2,728	193,587,223
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2024		2023		2022
	Carrying Value	Shares(1)	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$2,512	131,872,066	$1,757	110,567,671	$1,755	110,157,540
Issued in conjunction with the acquisition of Triton	—	—	751	21,094,441	—	—
Conversions	2	179,843	4	209,954	2	410,131
Ending balance	$2,514	132,051,909	$2,512	131,872,066	$1,757	110,567,671
(1)Includes 119,039,120 (December 31, 2023: 131,872,066) BIPC exchangeable shares and 13,012,789 (December 31, 2023: nil) class A.2 exchangeable shares.
Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$393	6,086,026	$401	6,464,819	$408	7,015,032
Conversions	(5)	(347,874)	(8)	(378,793)	(7)	(550,213)
Ending balance	$388	5,738,152	$393	6,086,026	$401	6,464,819

	Perpetual Subordinated Notes
US$ MILLIONS	2024	2023	2022
Opening balance	$293	$293	$—
Issued for cash	—	—	293
Ending balance	$293	$293	$293
Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312	$1,138	55,881,062
Repurchased and cancelled	—	—	—	—	(220)	(11,979,750)
Ending balance	$918	43,901,312	$918	43,901,312	$918	43,901,312